Fair Value (Summary of Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis) (Detail) - Fair Value, Measurements, Nonrecurring - JPY (¥) ¥ in Billions	Sep. 30, 2017	Mar. 31, 2017
Assets:
Loans	¥ 120	¥ 124
Loans held-for-sale	5	7
Other investments		7
Premises and equipment-net		7
Total assets measured at fair value	125	145
Aggregate cost
Assets:
Loans	183	194
Loans held-for-sale	8	8
Other investments	1	11
Premises and equipment-net		11
Total assets measured at fair value	192	224
Level 1
Assets:
Other investments		6
Total assets measured at fair value		6
Level 2
Assets:
Loans held-for-sale	5	7
Premises and equipment-net		6
Total assets measured at fair value	5	13
Level 3
Assets:
Loans	120	124
Other investments		1
Premises and equipment-net		1
Total assets measured at fair value	¥ 120	¥ 126